Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001370946
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	Owens Corning
Entity Incorporation State Country Code	DE
Entity File Number	1-33100
Entity Tax Identification Number	43-2109021
Entity Address, Address Line One	One Owens Corning Parkway
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43659
City Area Code	(419)
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false